Income taxes (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income/(loss) before tax	$ 19,756	$ 17,223	$ 4,905	$ 36,979	$ 9,417
Income tax	$ (12,995)	$ (12,509)	$ (2,962)	$ (25,503)	$ (5,620)
Effective tax rate	65.80%	72.60%	60.40%	69.00%	59.70%